Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 258,074,479	¥ 247,637,992
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	62,724,820	60,107,128
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	9,409,066	8,426,245
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 72,133,886	¥ 68,533,373